Income Taxes	12 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 11 - INCOME TAXES

No provision or benefit for federal or state income taxes has been recorded because the Company has incurred net losses for all periods presented and has recorded a valuation allowance against its deferred tax assets.

The components of the Company's deferred tax assets are as follows at:

	June 30, 2019	June 30, 2018
Deferred tax assets:
Federal net operating loss	$21,807,000	$17,801,000
Research and development tax credits	1,230,000	1,081,000
Accruals	206,000	13,000
Other	46,000	37,000
Less: valuation allowance	(23,289,000)	(18,932,000)
Total	$-	$-

The Company has maintained a full valuation allowance against its deferred tax assets at June 30, 2019 and 2018. A valuation allowance is required to be recorded when it is more likely than not that some portion or all of the net deferred tax assets will not be realized. Since the Company cannot be assured of realizing the net deferred tax asset, a full valuation allowance has been provided. The valuation allowance increased/(decreased) for the years ended June 30, 2019 and 2018, by approximately $4,375,000 and $(235,000), respectively. The deferred tax asset for net operating losses at June 30 2018 was adjusted with a corresponding offset to the 2018 valuation allowance.

At June 30, 2019 the Company had Federal, New York State and New York City net operating loss (NOL) carryforwards of approximately $64,546,000, $60,892,000 and $60,509,000, which begin expiring in 2027, 2032 and 2032, respectively. Approximately $19,075,000 Federal NOL can be carried forward indefinitely but is limited to 80% of future taxable income. The Company also has federal research and development tax credit carryforwards of approximately $1,230,000 that will begin to expire in 2028. The Company's ability to use its NOL carryforwards may be limited if it experiences an "ownership change" as defined in Section 382 (Section 382) of the Internal Revenue Code of 1986, as amended. An ownership change generally occurs if certain stockholders increase their aggregate percentage ownership of a corporation's stock by more than 50 percentage points over their lowest percentage ownership at any time during the testing period, which is generally the three-year period preceding any potential ownership change. The Company has not completed an analysis to determine whether any such limitations have been triggered as of June 30, 2019.

A reconciliation of the statutory tax rate to the effective tax rate is as follows:

	Year Ended June 30, 2019	Year Ended June 30, 2018
Statutory federal income tax rate	21.0%	27.5%
State (net of federal benefit)	9.5%	6.0%
Non-deductible expenses	(6.3)%	(6.0)%
Impact of Tax Cuts and Jobs Act	-%	(71.6)%
Other	1.0%
Change in valuation allowance	(25.2)%	(44.1)%
Effective income tax rate	0%	0%

The Company does not have any uncertain tax positions at June 30, 2019 and 2018 that would affect its effective tax rate. The Company does not anticipate a significant change in the amount of unrecognized tax benefits over the next twelve months. Because the Company is in a loss carryforward position, the Company is generally subject to US federal and state income tax examinations by tax authorities for all years for which a loss carryforward is available. If and when applicable, the Company will recognize interest and penalties as part of income tax expense.

On December 22, 2017, the Tax Cuts and Jobs Act (The Act) was enacted into law. The Act provides for significant changes to the U.S. Internal Revenue Code of 1986 that impact corporate taxation requirements, such as the reduction of the federal tax rate for corporations from 34% to 21%. As a result of the Tax Act, deferred tax assets decreased by approximately $6,197,000, with an offsetting decrease to the valuation allowance. Shortly after the Tax Act was enacted, the SEC staff issued Staff Accounting Bulletin No. 118, "Income Tax Accounting Implications of the Tax Cuts and Jobs Act" ("SAB 118"), which provided guidance on accounting for the tax effects on the Tax Act. SAB 118 provided a one-year measurement period from the enacted date to complete accounting under ASC 740. In accordance with the expiration of the SAB 118 measurement period, we completed our accounting for tax effects of the Tax Act during fiscal 2019, with no adjustments recorded to the provisional amounts.